Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.24838%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,442,641.80

Principal:
Principal Collections	$18,591,412.08
Prepayments in Full	$10,470,261.95
Liquidation Proceeds	$405,525.81
Recoveries	$119,254.54
Sub Total	$29,586,454.38
Collections	$31,029,096.18

Purchase Amounts:
Purchase Amounts Related to Principal	$643,834.49
Purchase Amounts Related to Interest	$3,508.94
Sub Total	$647,343.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,676,439.61

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,676,439.61
Servicing Fee	$436,071.94	$436,071.94	$0.00	$0.00	$31,240,367.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,240,367.67
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,240,367.67
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,240,367.67
Interest - Class A-3 Notes	$599,895.72	$599,895.72	$0.00	$0.00	$30,640,471.95
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$30,297,690.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,297,690.95
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$30,169,424.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,169,424.28
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$30,079,947.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,079,947.61
Regular Principal Payment	$27,493,837.96	$27,493,837.96	$0.00	$0.00	$2,586,109.65
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,586,109.65
Residual Released to Depositor	$0.00	$2,586,109.65	$0.00	$0.00	$0.00
Total		$31,676,439.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,493,837.96
Total					$27,493,837.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,493,837.96	$50.23	$599,895.72	$1.10	$28,093,733.68	$51.33
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$27,493,837.96	$17.41	$1,160,420.06	$0.73	$28,654,258.02	$18.14

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$237,582,464.58	0.4340912	$210,088,626.62	0.3838567
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$446,692,464.58	0.2829227	$419,198,626.62	0.2655088

Pool Information
Weighted Average APR	3.320%	3.318%
Weighted Average Remaining Term	32.81	31.99
Number of Receivables Outstanding	34,131	33,140
Pool Balance	$523,286,329.51	$492,880,134.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$482,171,706.09	$454,221,775.20
Pool Factor	0.3028278	0.2852316

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$38,658,358.97
Targeted Overcollateralization Amount	$73,681,507.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,681,507.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$295,161.01
(Recoveries)		118	$119,254.54
Net Loss for Current Collection Period			$175,906.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4034%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2384%
Second Prior Collection Period			0.2901%
Prior Collection Period			-0.1405%
Current Collection Period			0.4155%
Four Month Average (Current and Prior Three Collection Periods)			0.2009%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,215	$12,958,100.80
(Cumulative Recoveries)			$2,255,809.03
Cumulative Net Loss for All Collection Periods			$10,702,291.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6193%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,030.51
Average Net Loss for Receivables that have experienced a Realized Loss			$3,328.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	322	$6,201,578.95
61-90 Days Delinquent	0.14%	32	$693,102.16
91-120 Days Delinquent	0.02%	5	$78,385.42
Over 120 Days Delinquent	0.11%	31	$543,768.11
Total Delinquent Receivables	1.53%	390	$7,516,834.64

Repossession Inventory:
Repossessed in the Current Collection Period		10	$228,962.14
Total Repossessed Inventory		24	$504,738.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2252%
Prior Collection Period			0.1963%
Current Collection Period			0.2052%
Three Month Average			0.2089%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2669%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer